INTANGIBLE ASSETS, NET - Estimated aggregate amortization expense (Details) - Purchased software and Medical License Intangibles ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Expected amortization expense
2020	¥ 594
2021	575
2022	518
2023	391
2024	353
Thereafter	¥ 2,769